Inventories, Net - Schedule of Movement of the Allowance for Obsolete Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Obsolete Inventories [Abstract]
Balance as of the beginning of year	$ 1,152,055	$ 932,276
(Reversals) additions	(117,089)	235,674	$ (438,949)
Translation adjustments	24,259	(15,895)
Balance as of the end of year	$ 1,059,225	$ 1,152,055	$ 932,276